EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Options granted WA fair value	$ 7.4	$ 9.2	$ 9.7
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Dividend yield	2.60%	2.00%	1.70%
Expected volatility	24.00%	27.00%	24.00%
Risk-free interest rate (in dollar terms)	1.30%	1.30%	1.70%
Expected years of life	8		6	5
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Closing stock price	$ 37.34
The total number of exercisable options that are in-the-money as of December 31, 2010	3,400,000
The total intrinsic value of options exercised during the years	$ 6	$ 35	$ 222
Average market price of Teva's ordinary shares during the year	$ 41.63	$ 45.49	$ 55.09
Stock Options Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Balance outstanding at beginning of year	33,298,000	28,164,000	30,057,000
Granted	7,231,000	9,550,000	6,062,000
Exercise of options and RSUs by employees, shares	(704,000)	(2,295,000)	(7,273,000)
Forfeited	(3,245,000)	(2,121,000)	(682,000)
Balance outstanding at end of year	36,580,000	33,298,000	28,164,000
Weighted average exercise price	$ 44.40	$ 44.92	$ 44.77	38.66
Granted	$ 40.50	$ 42.56	$ 50.62
Exercised	$ 33.36	$ 30.21	$ 24.53
Forfeited	$ 44.76	$ 48.61	$ 43.29
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Low end of range of expected forfeiture rates	2.00%
High end of range of expected forfeiture rates	9.00%
Options exercisable at end of year	14,230,000	11,456,000	9,862,000
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Weighted average exercise price	$ 44.30	$ 41.01	$ 36.17
The total unrecognized compensation cost before tax on employee stock options and RSUs	$ 129